Commitments and Contingencies - Additional Information (Detail)						6 Months Ended	9 Months Ended		12 Months Ended
	Feb. 28, 2017 USD ($)	Mar. 01, 2016 ft²	Sep. 08, 2015 USD ($)	Jul. 01, 2015 USD ($) ft²	Feb. 02, 2015 USD ($)	Jun. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) ft²	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) ft²	Dec. 31, 2015 USD ($)	Mar. 07, 2017 USD ($)
Loss Contingencies [Line Items]
Non-cancelable operating lease agreement term				4 years
Area of leased property (in sqft) | ft²				8,171
Future minimum commitment under non-cancelable operating lease				$ 23,300	$ 22,000				$ 1,714,788
Period of increases to monthly payments				3 years	2 years
Additional area of office space for headquarters facility | ft²		5,265
Rent expense							$ 405,000	$ 462,000	$ 595,000	$ 375,000
Contingent consideration liability											$ 1,100,000
Long-term contingent consideration liability											1,100,000
Settled Litigation [Member]
Loss Contingencies [Line Items]
Payment to dismiss lawsuit	$ 175,000
Ivyland, Pennsylvania [Member]
Loss Contingencies [Line Items]
Area of leased property (in sqft) | ft²							2,100		2,100
NeoForce Group, Inc. [Member] | NeoForce, Inc [Member]
Loss Contingencies [Line Items]
Royalty payment period			36 months				36 months
Fair value of royalty			$ 153,000			$ 153,000			$ 136,000
General and administrative expense									$ 15,000
Fair value inputs, discount rate						20.00%			20.00%	20.00%
Essentialis, Inc. [Member]
Loss Contingencies [Line Items]
Contingent consideration liability											1,100,000
Earnout Payments [Member] | Essentialis, Inc. [Member]
Loss Contingencies [Line Items]
Contingent consideration											$ 30,000,000